Business Combinations - Rollforward of Noncontrolling Interest (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest at beginning of period	$ 6,821	$ 7,536	$ 7,536	$ 9,885
Net loss attributable to noncontrolling interest	(109)	(320)	(715)	(2,365)
Issuance of VIE shares under equity incentive plan				16
Noncontrolling interest at end of period	$ 6,712	$ 7,216	$ 6,821	$ 7,536